UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        November 8, 2010

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 09-30-10
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    62
Form 13F Information Table Value Total:     $166,909,165

List of Other Included Managers: None

Name of Issuer                                    Class    Cusip               Market       Shares Inv Auth Mngr    Voting Auth
3M                                                Common  88579Y101            6688809     77140    Sole                77140
AT&T                                              Common  00206R102            3040723    106319    Sole               106319
Abbott Laboratories                               Common  002824100             284708      5450    Sole                 5450
Accenture                                         Common  G1151C101            2732107     64300    Sole                64300
Adobe Systems                                     Common  00724F101             538690     20600    Sole                20600
American Tower                                    Common  029912201            2381745     46464    Sole                46464
Automatic Data Processing                         Common  053015103            4350105    103500    Sole               103500
BP P.L.C.                                         Common  055622104            3788340     92017    Sole                92017
Barrick Gold                                      Common  067901108             395363      8541    Sole                 8541
Berkshire Hathaway, Class B                       Common  084670702             210834      2550    Sole                 2550
Caterpillar                                       Common  149123101             212436      2700    Sole                 2700
Chevron                                           Common  166764100             653425      8062    Sole                 8062
Chubb                                             Common  171232101            5819249    102110    Sole               102110
Citrix Systems                                    Common  177376100            2569236     37650    Sole                37650
Clorox                                            Common  189054109            5559639     83278    Sole                83278
Coca Cola                                         Common  191216100             839762     14350    Sole                14350
Colgate Palmolive                                 Common  194162103            3815330     49640    Sole                49640
ConocoPhillips                                    Common  20825C104            2864838     49884    Sole                49884
Deere                                             Common  244199105             237252      3400    Sole                 3400
Dow Chemical                                      Common  260543103            5104814    185900    Sole               185900
DuPont                                            Common  263534109             613659     13753    Sole                13753
Eli Lilly                                         Common  532457108             403291     11040    Sole                11040
Emerson Electric                                  Common  291011104            2310457     43875    Sole                43875
Exxon Mobil                                       Common  30231G102            3980759     64424    Sole                64424
General Electric                                  Common  369604103            2097209    129059    Sole               129059
General Mills                                     Common  370334104            3215520     88000    Sole                88000
HCP                                               Common  40414l109             237468      6600    Sole                 6600
Hartford Financial Services Group                 Common  416515104            1286347     56050    Sole                56050
Hershey Foods                                     Common  427866108            4895107    102860    Sole               102860
Intel                                             Common  458140100            4438502    231172    Sole               231172
International Business Machines                   Common  459200101            1735369     12937    Sole                12937
International Flavors & Fragrances                Common  459506101            6655731    137175    Sole               137175
J.P. Morgan Chase                                 Common  46625H100            1195084     31400    Sole                31400
Johnson & Johnson                                 Common  478160104            4610010     74403    Sole                74403
Linear Technology                                 Common  535678106            2091176     68050    Sole                68050
McAfee                                            Common  579064106            1160233     24550    Sole                24550
Medco Health Solutions                            Common  58405U102            1252980     24068    Sole                24068
Medtronic                                         Common  585055106            3930539    117050    Sole               117050
Merck                                             Common  58933Y105            6414658    174264    Sole               174264
Microsoft                                         Common  594918104             301227     12300    Sole                12300
Newmont Mining                                    Common  651639106            6898108    109825    Sole               109825
NextEra Energy, Inc.                              Common  65339f101             429681      7900    Sole                 7900
Northern Trust                                    Common  665859104            4345266     90076    Sole                90076
PepsiCo                                           Common  713448108            4516392     67977    Sole                67977
Pfizer                                            Common  717081103            4571135    266228    Sole               266228
Pharmaceutical Product Development Inc.           Common  717124101            3064664    123625    Sole               123625
Procter & Gamble                                  Common  742718109            6771872    112921    Sole               112921
Progress Energy                                   Common  743263105            1051954     23682    Sole                23682
QEP Resources                                     Common  74733V100            1104631     36650    Sole                36650
Questar                                           Common  748356102             630203     35950    Sole                35950
Royal Dutchshell Class A ADR                      Common  780257804             533776      8852    Sole                 8852
Schlumberger Ltd                                  Common  806857108            3031828     49210    Sole                49210
Sigma Aldrich                                     Common  826552101            4434911     73450    Sole                73450
Staples                                           Common  855030102            1497349     71575    Sole                71575
Sysco                                             Common  871829107            3833801    134425    Sole               134425
The Scotts Company                                Common  810186106            4755642     91932    Sole                91932
Union Pacific                                     Common  907818108             359920      4400    Sole                 4400
United Parcel Service                             Common  911312106            5598625     83950    Sole                83950
United Technologies                               Common  913017109             206567      2900    Sole                 2900
Verizon Communications                            Common  92343V104             749831     23008    Sole                23008
Wal-Mart Stores                                   Common  931142103             235488      4400    Sole                 4400
Walgreen                                          Common  931422109            3374790    100740    Sole               100740
                                                                             166909165












































































































































































